Leases (Details) - Schedule of ROU assets and operating lease liabilities $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Schedule Of Rou Assets And Operating Lease Liabilities Abstract
Operating cash outflows for operating leases	$ 1,346
Weighted average remaining lease term (in years)	8 years 10 months 24 days
Weighted average discount rate	5.00%